Other Comprehensive Income	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Other Comprehensive Income
31.	Other Comprehensive Income

The components of other comprehensive income are as follows:

Year ended March 31, 2019

	(Millions of Yen)
	Incurred during the year	Reclassification	Before tax effect	Tax effect	After tax effect
Items that cannot be reclassified to profit or loss
Changes in fair value of financial assets measured at fair value through other comprehensive income	(138,361)	—	(138,361)	33,804	(104,557)
Remeasurements of defined benefit assets	(6,641)	—	(6,641)	3,109	(3,531)
Share of other comprehensive income of investments accounted for using the equity method	(2,953)	—	(2,953)	—	(2,953)

Subtotal	(147,956)	—	(147,956)	36,913	(111,042)

Items that might be reclassified to profit or loss
Changes in fair value of cash flow hedges	6,155	(4,234)	1,921	(398)	1,522
Foreign exchange differences on translation of foreign operations	(42,391)	(111)	(42,502)	1,246	(41,256)
Share of other comprehensive income of investments accounted for using the equity method	(21,750)	62	(21,687)	—	(21,687)

Subtotal	(57,985)	(4,283)	(62,269)	847	(61,421)

Total	(205,942)	(4,283)	(210,225)	37,761	(172,464)

“Incurred during the year” and “Reclassification” in shares of other comprehensive income of investments accounted for using the equity method are stated with the amount after tax effect.

Year ended March 31, 2018

	(Millions of Yen)
	Incurred during the year	Reclassification	Before tax effect	Tax effect	After tax effect
Items that cannot be reclassified to profit or loss
Changes in fair value of financial assets measured at fair value through other comprehensive income	94,274	—	94,274	(29,051)	65,222
Remeasurements of defined benefit assets	29,253	—	29,253	(9,831)	19,422
Share of other comprehensive income of investments accounted for using the equity method	5,125	—	5,125	—	5,125

Subtotal	128,653	—	128,653	(38,883)	89,770

Items that might be reclassified to profit or loss
Changes in fair value of cash flow hedges	(2,351)	4,678	2,326	(538)	1,788
Foreign exchange differences on translation of foreign operations	12,390	(215)	12,174	(1,582)	10,592
Share of other comprehensive income of investments accounted for using the equity method	(2,488)	(113)	(2,602)	—	(2,602)

Subtotal	7,550	4,349	11,899	(2,120)	9,778

Total	136,203	4,349	140,552	(41,003)	99,548

“Incurred during the year” and “Reclassification” in shares of other comprehensive income of investments accounted for using the equity method are stated with the amount after tax effect.

Year ended March 31, 2017

	(Millions of Yen)
	Incurred during the year	Reclassification	Before tax effect	Tax effect	After tax effect
Items that cannot be reclassified to profit or loss
Changes in fair value of financial assets measured at fair value through other comprehensive income	119,533	—	119,533	(33,263)	86,269
Remeasurements of defined benefit assets	33,791	—	33,791	(9,727)	24,063
Share of other comprehensive income of investments accounted for using the equity method	406	—	406	—	406

Subtotal	153,732	—	153,732	(42,991)	110,740

Items that might be reclassified to profit or loss
Changes in fair value of cash flow hedges	5,404	8,533	13,937	(4,485)	9,452
Foreign exchange differences on translation of foreign operations	(28,332)	2,551	(25,781)	702	(25,079)
Share of other comprehensive income of investments accounted for using the equity method	8,008	1,854	9,863	—	9,863

Subtotal	(14,919)	12,939	(1,980)	(3,782)	(5,763)

Total	138,812	12,939	151,751	(46,774)	104,977

“Incurred during the year” and “Reclassification” in shares of other comprehensive income of investments accounted for using the equity method are stated with the amount after tax effect.